Finance Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other finance receivables	¥ 48,544	¥ 59,520
Impaired finance receivables	20,320	19,574
Allowances for credit losses	¥ 20,299	¥ 19,574